Structured entities (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Disclosure of unconsolidated structured entities	The risks associated with structured entities in which Sony is involved are limited to the amount recorded in the consolidated statements of financial position and the amount of commitments.

	Yen in millions
	March 31, 2023
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	—	401,642	—	401,642
Foreign corporate bonds *1	20,806	186,878	—	207,684
Other investments *2	—	286,066	25,464	332,076

Total	20,806	874,586	25,464	941,402

	Yen in millions
	March 31, 2024
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	—	461,309	—	461,309
Foreign corporate bonds *1	11,365	206,570	—	217,935
Other investments *2	—	456,705	24,836	503,683

Total	11,365	1,124,584	24,836	1,182,927

*1	Foreign corporate bonds primarily include repackaged bonds.

*2	Other investments primarily include investment funds.